Intangible assets	12 Months Ended
Aug. 31, 2025
Intangible assets
Intangible assets

13. Intangible assets

	Intellectual			Trade
	Property	Software	Patents	name	Backlog	Website	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	770,363	76,026	—	77,327	62,794	14,872	1,001,382
Additions	—	—	46,932	—	—	—	46,932
Currency translation	1,862	155	—	8	—	—	2,025
Balance at August 31, 2024	772,225	76,181	46,932	77,335	62,794	14,872	1,050,339
Additions	—	—	99,407	—	—	—	99,407
Business acquisition	—	—	—	270,448	—	—	270,448
Currency translation	(7,542)	270	(1,403)	26	—	—	(8,649)
Balance at August 31, 2025	764,683	76,451	144,936	347,809	62,794	14,872	1,411,545

Accumulated depreciation
Balance at August 31, 2023	199,640	28,627	—	26,590	28,258	5,206	288,321
Depreciation	76,723	9,577	947	15,465	12,559	2,974	118,245
Balance at August 31, 2024	276,363	38,204	947	42,055	40,817	8,180	406,566
Depreciation	82,806	10,337	8,464	26,182	12,560	2,976	143,325
Impairment loss	380,457	—	—	—	—	—	380,457
Balance at August 31, 2025	739,626	48,541	9,411	68,237	53,377	11,156	930,348

Net carrying amount
As at August 31, 2024	495,862	37,977	45,985	35,280	21,977	6,692	643,773
As at August 31, 2025	25,057	27,910	135,525	279,572	9,417	3,716	481,197

During the fiscal year ended August 31, 2025, the Company completed seven (2024 – five) patent applications for a cash consideration of $99,407 (2024 - $46,932).

During the year ended August 31, 2025, the Company acquired NVG which resulted in the recognition of the subsidiary’s brand name as an intangible asset valued at $270,448 (note 6).

During the year ended August 31, 2025, the Company identified indicators of impairment relating to the intellectual property (“IP”) associated with its E-Motion™ Electric Powertrain System. The impairment is primarily due to the limited historical revenues generated from this technology and updated cash flow projections. In accordance with IAS 36, Impairment of Assets, the Company estimated the recoverable amount of the IP as the higher of value-in-use and fair value less costs of disposal. In addition, the Company performed a calculation of the recoverable amount using an income approach under the relief-from-royalty method. Based on this analysis, the recoverable amount of the IP was determined to be $25,057, compared to a carrying amount of $411,690, resulting in the recognition of an impairment loss of $380,457 during the year. The impairment has been recorded in profit or loss.